UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       June 30, 2008
- ----------------------------------------------

Check here if Amendment  [ ];  Amendment Number:
   This Amendment (Check only one.) :

                                [ ]  is a restatement.
                                [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
- ----------------------------------------------------

Name:                    Daiwa SB Investments Co., Ltd.
Address:                 2-1 KASUMIGASEKI 3-CHOME, CHIYODA-KU
                         TOKYO JAPAN 103-0027
Form 13F File Number:    28-13129

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
- ----------------------------------------------------------

Name:             Toshiaki Kawai
Title:            Senior Managing Director
Phone:            81-3-6205-0368

Signature, Place, and Date of Signing:

/s/ Toshiaki Kawai             Chiyoda-ku, Tokyo Japan         August 1, 2008
- -----------------            -----------------------         -----------------
[Signature]                    [City, State]                   [Date]




Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        NA

Form 13F Information Table Entry Total:   97 Items

Form 13F Information Table Value Total:   $1,628,155 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.       13F File Number           Name
- ---       ---------------           ----

                                                     FORM 13F INFORMATION TABLE


Item 1                           Item 2           Item 3         Item 4        Item 5   Item 6     Item 7
==============                   ==============   ======         =========     =======  ========   =======================
                                                                 MKT VALUE     SHRS OR     OTHER   INVESTMENT DISCRETION
NAME OF ISSUER                   TITLE OF CLASS   CUSIP          (x$1000)      PRN AMT  MANAGERS   Sole     Shared    None
==============                   ==============   ======         =========     =======  ========   ======   ======    ====

AMB PROPERTY CORP                COM              00163T109            418        8292               8292      -         -
AT&T INC                         COM              00206R102          67562     2005413  DEFINED   2005413      -         -
ACTIVISION INC                   COM              004930202           1973       57900  DEFINED     57900      -         -
ADVANCED SEMICONDUCTOR           SPONSORED ADR    00756M404            338       76000  DEFINED     30000      -     46000
AIR PRODUCTS & CHEMICALS INC.    COM              009158106           5991       60601  DEFINED     60601      -         -
ALLSTATE CORP                    COM              020002101           2856       62653  DEFINED     62653      -         -
AMERICAN CAMPUS COMMUNITIES      COM              024835100            175        6300               6300      -         -
AMERICAN ELECTRIC POWER INC      COM              025537101           3563       88556  DEFINED     88556      -         -
AMERICAN TOWER CORP              CL A             029912201           3896       92208  DEFINED     92208      -         -
AMPHENOL CORP                    CL A             032095101           5060      112739  DEFINED    112739      -         -
APPLE INC                        COM              037833100           2754       16450  DEFINED     16450      -         -
ASIAINFO HOLDINGS INC            COM              04518A104           1773      150000             150000      -         -
AVALONBAY COMMUNITIES INC        COM              053484101            610        6847               6847      -         -
BANK OF NEW YORK MELLON CORP     COM              064058100           4592      121372  DEFINED    121372      -         -
WR BERKLEY CORP                  COM              084423102           2491      103103  DEFINED    103103      -         -
BOSTON PROPERTIES INC            COM              101121101            660        7314               7314      -         -
CARNIVAL CORP                    PAIRED CTF       143658300          52070     1579800            1579800      -         -
CELGENE CORP                     COM              151020104           5538       86706  DEFINED     86706      -         -
CHEVRON CORP                     COM              166764100          70402      710203  DEFINED    710203      -         -
CHUNGHWA TELECOM LTD             SPONSORED ADR    17133Q304            989       39000  DEFINED     14000      -     25000
CONAGRA FOODS INC                COM              205887102          53778     2789300            2789300      -         -
CORPORATE OFFICE PROPERTIES      COM              22002T108            355       10342              10342      -         -
DR HORTON INC                    COM              23331A109          59198     5455997  DEFINED   5455997      -         -
DEERE & CO                       COM              244199105          71428      990265  DEFINED    990265      -         -
DENBURY RESOURCES INC            COM              247916208           3460       94803  DEFINED     94803      -         -
DIAMOND OFFSHORE DRILLING        COM              25271C102          87380      628000             628000      -         -
DIGITAL REALTY TRUST INC         COM              253868103            569       13915              13915      -         -
DOUGLAS EMMETT INC               COM              25960P109            304       13833              13833      -         -
EMERSON ELEC CO                  COM              291011104           2554       51657  DEFINED     51657      -         -
ESSEX PROPERTY TRUST INC         COM              297178105            278        2611               2611      -         -
EXPRESS SCRIPTS INC              COM              302182100           4684       74678  DEFINED     74678      -         -
EXXON MOBIL CORP                 COM              30231G102           8824      100124  DEFINED    100124      -         -
FEDERAL REALTY INVS TRUST        SH BEN INTL      313747206            462        6690               6690      -         -
FREEPORT-MCMORAN COPPER          COM              35671D857          96542      823805  DEFINED    823805      -         -
GAP INC                          COM              364760108          72103     4325338  DEFINED   4325338      -         -
GILEAD SCIENCES INC              COM              375558103           2570       48529  DEFINED     48529      -         -
GOLDMAN SACHS GROUP              COM              38141G104           4871       27852  DEFINED     27852      -         -
GOOGLE INC                       CL A             38259P508           5113        9712  DEFINED      9712      -         -
HCP INC                          COM              40414L109            396       12450              12450      -         -
HALLIBURTON CO                   COM              406216101          65038     1225513  DEFINED   1225513      -         -
HARSCO CORP                      COM              415864107           7748      142401  DEFINED    142401      -         -
HEALTHCARE REALTY TRUST INC      COM              421946104            249       10490              10490      -         -
HEALTH CARE REIT INC             COM              42217K106            375        8438               8438      -         -
HJ HEINZ CO                      COM              423074103           5914      123600  DEFINED    123600      -         -
HUDSON CITY BANCORP INC          COM              443683107           4458      267245  DEFINED    267245      -         -
ICICI BANK                       ADR              45104G104             40        1400               1400      -         -
INFOSYS TECHNOLOGIES             SPONSORED ADR    456788108          19301      444100             444100      -         -
INTEL CORP                       COM              458140100           2897      134885  DEFINED    134885      -         -
INTL BUSINESS MACHINES CORP      COM              459200101           5530       46651  DEFINED     46651      -         -
JPMORGAN CHASE & CO              COM              46625H100          61476     1791779  DEFINED   1791779      -         -
JOHNSON & JOHNSON                COM              478160104           7406      115112  DEFINED    115112      -         -
KIMCO REALTY CORP                COM              49446R109            334        9677               9677      -         -
LSI LOGIC CORP                   COM              502161102           3750      610826  DEFINED    610826      -         -
MACERICH CO/THE                  COM              554382101            443        7125               7125      -         -
MATTEL INC                       COM              577081102          57121     3336509  DEFINED   3336509      -         -
MCCORMICK & CO                   COM NON VTG      579780206           3716      104220  DEFINED    104220      -         -
MEDICAL PROPERTIES TRUST INC     COM              58463J304            180       17750              17750      -         -
METLIFE INC                      COM              59156R108           3009       57019  DEFINED     57019      -         -
MICROCHIP TECHNOLOGY INC         COM              595017104          68817     2253330  DEFINED   2253330      -         -
MOLSON COORS BREWING CO          CL B             60871R209           5944      109399  DEFINED    109399      -         -
MONSANTO CO                      COM              61166W101          10553       83465  DEFINED     83465      -         -
MORGAN STANLEY                   COM              617446448           2823       78259  DEFINED     78259      -         -
PNC FINANCIAL SERVICES GROUP     COM              693475105          60024     1051200            1051200      -         -
PPG INDUSTRIES INC               COM              693506107          56636      987200             987200      -         -
PPL CORPORATION                  COM              69351T106           4264       81574  DEFINED     81574      -         -
J.C. PENNEY CO INC               COM              708160106          49623     1367400            1367400      -         -
PEOPLES UNITED FINANCIAL         COM              712704105           5211      334062  DEFINED    334062      -         -
POTASH CORP OF SASKATCHEWAN      COM              73755L107          51817      226700             226700      -         -
PROGRESSIVE CORP                 COM              743315103           2846      152048  DEFINED    152048      -         -
PROLOGIS                         SH BEN INTL      743410102            984       18099              18099      -         -
PUBLIC STORAGE                   COM              74460D109            406        5021               5021      -         -
PULTE HOMES INC                  COM              745867101          61947     6432719  DEFINED   6432719      -         -
REGENCY CENTERS CORP             COM              758849103            420        7107               7107      -         -
SL GREEN REALTY CORP             COM              78440X101            450        5442               5442      -         -
SLM CORP                         COM              78442P106           3040      157096  DEFINED    157096      -         -
SALESFORCE.COM INC               COM              79466L302           3797       55643  DEFINED     55643      -         -
SCHLUMBERGER LTD                 COM              806857108          61257      570200             570200      -         -
SIMON PROPERTY GROUP INC         COM              828806109           1278       14219              14219      -         -
SMITH INTERNATIONAL INC          COM              832110100          69382      834518  DEFINED    834518      -         -
SOUTHERN COPPER CORP             COM              84265V105          16393      461200             461200      -         -
SYMANTEC CORP                    COM              871503108           4198      216944  DEFINED    216944      -         -
TAIWAN SEMICONDUCTOR             SPONSORED ADR    874039100            775       71000  DEFINED     26000      -     45000
TANGER FACTORY OUTLET CENTER     COM              875465106            350        9750               9750      -         -
TAUBMAN CENTERS INC              COM              876664103            247        5080               5080      -         -
THERMO FISHER SCIENTIFIC INC     COM              883556102           5088       91304  DEFINED     91304      -         -
US BANCORP                       COM              902973304          48774     1748800            1748800      -         -
ULTRA PETROLEUM CORP             COM              903914109           3624       36900  DEFINED     36900      -         -
UNITED TECHNOLOGIES CORP         COM              913017109           4159       67413  DEFINED     67413      -         -
VENTAS INC                       COM              92276F100            422        9916               9916      -         -
VORNADO REALTY TRUST             SH BEN INTL      929042109            805        9143               9143      -         -
WELLS FARGO & COMPANY            COM              949746101          48234     2030900            2030900      -         -
XILINX INC                       COM              983919101           4886      193500  DEFINED    193500      -         -
YUM BRANDS                       COM              988498101           4689      133642  DEFINED    133642      -         -
BUNGE LTD                        COM              G16962105            538        4993               4993      -         -
SINA CORP                        COM              G81477104            596       14000              14000      -         -
TRANSOCEAN INC                   SHS              G90073100           4206       27601  DEFINED     27601      -         -
ACE LTD                          ORD              G0070K103           1089       19768              19768      -         -
